Shareholder’s Equity (Deficit) (Details) - Schedule of black-scholes option pricing model	12 Months Ended
Jun. 30, 2021 $ / shares
Schedule of black scholes option pricing model [Line Items]
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value (in Dollars per share)	$ 5.45